Cover Page Document	Aug. 30, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 30, 2019
Entity Registrant Name	Sunnova Energy International Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	377-02590
Entity Tax Identification Number	30-1192746
Entity Address, Address Line One	20 East Greenway Plaza, Suite 475
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	281
Local Phone Number	985-9904
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NOVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001772695
Amendment Flag	false